SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table sets forth the share option activities for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of March 31, 2023	26,656,618	0.48	6.83	9,585.96	0.88

Granted	22,064,611	*	-	-	0.04
Forfeited	(4,522,500)	0.86	-	-	1.81
Exercised	(6,880,590)	*	-	-	0.11

Outstanding as of March 31, 2024	37,318,139	0.24	7.67	8,898.37	0.44

Granted	10,544,400	*	-	-	0.01
Forfeited	(2,078,339)	0.90	-	-	1.68
Exercised	(14,181,600)	*	-	-	0.04

Outstanding as of December 31, 2024	31,602,600	0.21	3.60	14,336.67	0.38

Granted	215,822,400	*	-	-	0.01
Forfeited	(6,758,400)	0.07	-	-	0.15
Exercised	(170,400)	*	-	-	0.14

Outstanding as of December 31, 2025	240,496,200	0.02	2.61	2,604.33	0.05
Vested and expected to vest as of December 31, 2025	240,496,200	0.02	2.61	2,604.33	0.05
Exercisable as of December 31, 2025	31,853,700	0.12	2.43	262.67	0.36

*	Less than 0.01.

SCHEDULE OF RESTRICTED SHARE ACTIVITY

The following table sets forth the restricted share activity for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025:

	Number of shares	Weighted average grant date fair value
		US$

Unvested as of March 31, 2023	-	-

Granted	2,871,270	0.05
Vested	(2,871,270)	0.05

Unvested as of March 31, 2024	-	-

Granted	-	-
Vested	-	-

Unvested as of December 31, 2024	-	-

Granted	55,200,600	0.01
Vested	(55,200,600)	0.01

Unvested as of December 31, 2025	-	-

SCHEDULE OF SHARE-BASED COMPENSATION EXPENSES BY FUNCTION

The following table sets forth the amounts of share-based compensation expense included in each of the relevant financial statement line items:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

General and administrative expenses	72,942	84,663	36,780
Research and development expenses	1,420	128	2,491
Sales and marketing expenses	1,444	136	5,312
Total	75,806	84,927	44,583